Impairment of Jaguar Land Rover Business - Summary Of Key Assumptions Used To Calculate The Recoverable Amount (Detail)	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Terminal value variable profit (%GVR)	21.40%	19.70%
Terminal value capital expenditures (%GVR)	8.90%	9.10%
% Change | Cash-generating units [member]
Statement [Line Items]
Terminal value variable profit (%GVR)	(6.30%)	(0.90%)
Terminal value capital expenditures (%GVR)	15.10%	1.90%
Revised Assumption | Cash-generating units [member]
Statement [Line Items]
Terminal value variable profit (%GVR)	20.10%	19.50%
Terminal value capital expenditures (%GVR)	10.20%	9.30%